Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.0%
General Dynamics Corp.	16,498	$ 2,995,377
Northrop Grumman Corp.	17,776	5,753,025
Raytheon Technologies Corp.	111,272	8,597,987

		17,346,389

Air Freight & Logistics - 0.8%
FedEx Corp.	33,934	9,638,613
United Parcel Service, Inc., Class B	21,500	3,654,785

		13,293,398

Airlines - 0.4%
Delta Air Lines, Inc. (A)	47,295	2,283,403
Southwest Airlines Co. (A)	61,301	3,743,039

		6,026,442

Auto Components - 0.2%
Magna International, Inc.	44,917	3,954,493

Automobiles - 1.8%
General Motors Co. (A)	86,893	4,992,872
Tesla, Inc. (A)	37,266	24,891,079

		29,883,951

Banks - 3.7%
Bank of America Corp.	285,678	11,052,882
Citigroup, Inc.	163,237	11,875,492
KeyCorp	286,837	5,731,003
Regions Financial Corp.	268,992	5,557,375
Truist Financial Corp.	107,237	6,254,062
US Bancorp	142,715	7,893,566
Wells Fargo & Co.	371,818	14,526,929

		62,891,309

Beverages - 1.1%
Coca-Cola Co.	246,040	12,968,768
Constellation Brands, Inc., Class A	24,683	5,627,724

		18,596,492

Biotechnology - 2.4%
AbbVie, Inc.	166,377	18,005,319
Alexion Pharmaceuticals, Inc. (A)	45,377	6,938,597
Amgen, Inc.	5,130	1,276,395
Biogen, Inc. (A)	13,497	3,775,786
Regeneron Pharmaceuticals, Inc. (A)	9,074	4,293,272
Vertex Pharmaceuticals, Inc. (A)	28,082	6,034,541

		40,323,910

Building Products - 1.0%
Masco Corp.	95,237	5,704,697
Trane Technologies PLC	69,629	11,527,777

		17,232,474

Capital Markets - 3.8%
Ameriprise Financial, Inc.	5,780	1,343,561
Goldman Sachs Group, Inc.	37,027	12,107,829
Intercontinental Exchange, Inc.	73,564	8,215,627
MarketAxess Holdings, Inc.	3,784	1,884,129
Morgan Stanley	184,703	14,344,035
S&P Global, Inc.	39,447	13,919,663

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	87,872	$ 7,382,127
T. Rowe Price Group, Inc.	28,210	4,840,836

		64,037,807

Chemicals - 1.9%
Air Products & Chemicals, Inc.	10,789	3,035,377
Celanese Corp.	17,389	2,605,046
DuPont de Nemours, Inc.	36,155	2,794,058
Eastman Chemical Co.	73,576	8,102,189
Linde PLC	18,785	5,262,430
LyondellBasell Industries NV, Class A	13,013	1,354,003
PPG Industries, Inc.	57,057	8,573,385

		31,726,488

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,224	1,783,003

Communications Equipment - 0.4%
Cisco Systems, Inc.	116,800	6,039,728
Motorola Solutions, Inc.	4,863	914,487

		6,954,215

Consumer Finance - 0.5%
Capital One Financial Corp.	61,990	7,886,988

Containers & Packaging - 0.5%
Avery Dennison Corp.	4,327	794,654
Crown Holdings, Inc.	19,662	1,908,000
Packaging Corp. of America	9,811	1,319,383
WestRock Co.	68,259	3,552,881

		7,574,918

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	108,109	27,618,606
Voya Financial, Inc.	18,385	1,170,022

		28,788,628

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	205,905	11,973,376

Electric Utilities - 1.4%
Duke Energy Corp.	40,850	3,943,251
NextEra Energy, Inc.	201,538	15,238,288
Xcel Energy, Inc.	56,422	3,752,627

		22,934,166

Electrical Equipment - 0.7%
Eaton Corp. PLC	83,419	11,535,179

Entertainment - 1.5%
Netflix, Inc. (A)	33,808	17,636,281
Walt Disney Co. (A)	43,180	7,967,574

		25,603,855

Equity Real Estate Investment Trusts - 1.7%
Camden Property Trust	35,319	3,881,911
Equinix, Inc.	9,897	6,725,902
Equity Lifestyle Properties, Inc.	20,505	1,304,938
Mid-America Apartment Communities, Inc.	22,013	3,177,797
Prologis, Inc.	73,974	7,841,244
Public Storage	4,739	1,169,396
Realty Income Corp.	10,514	667,639
Sun Communities, Inc.	10,113	1,517,354

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	14,602	$ 640,444
Ventas, Inc.	38,749	2,066,872

		28,993,497

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	15,517	5,469,432
Kroger Co.	60,182	2,165,950

		7,635,382

Food Products - 0.6%
Mondelez International, Inc., Class A	169,835	9,940,443

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	91,434	10,957,451
ABIOMED, Inc. (A)	2,219	707,262
Baxter International, Inc.	17,232	1,453,347
Becton Dickinson & Co.	14,281	3,472,425
Boston Scientific Corp. (A)	174,715	6,752,735
DexCom, Inc. (A)	4,668	1,677,632
Edwards Lifesciences Corp. (A)	18,204	1,522,583
Intuitive Surgical, Inc. (A)	3,342	2,469,537
Medtronic PLC	125,327	14,804,878
Zimmer Biomet Holdings, Inc.	54,583	8,737,647

		52,555,497

Health Care Providers & Services - 2.7%
Anthem, Inc.	12,908	4,633,326
Centene Corp. (A)	16,071	1,027,098
Cigna Corp.	42,623	10,303,684
McKesson Corp.	41,293	8,053,787
UnitedHealth Group, Inc.	59,904	22,288,481

		46,306,376

Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (A)	3,409	7,942,424
Hilton Worldwide Holdings, Inc. (A)	37,750	4,564,730
Royal Caribbean Cruises, Ltd. (A)	10,890	932,293
Yum! Brands, Inc.	50,344	5,446,214

		18,885,661

Household Durables - 0.5%
D.R. Horton, Inc.	6,940	618,493
Lennar Corp., Class A	81,812	8,281,829

		8,900,322

Household Products - 1.6%
Kimberly-Clark Corp.	51,507	7,162,049
Procter & Gamble Co.	150,226	20,345,107

		27,507,156

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	57,408	12,461,555

Insurance - 1.9%
Allstate Corp.	41,421	4,759,273
American International Group, Inc.	43,175	1,995,117
Chubb, Ltd.	35,328	5,580,764
Hartford Financial Services Group, Inc.	76,683	5,121,658
Marsh & McLennan Cos., Inc.	17,459	2,126,506
Progressive Corp.	98,773	9,443,686
Prudential Financial, Inc.	29,060	2,647,366

		31,674,370

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A (A)	18,776	38,725,876

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	15,170	$ 31,381,117
Facebook, Inc., Class A (A)	119,431	35,176,012

		105,283,005

Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (A)	23,870	73,855,690

IT Services - 4.8%
Accenture PLC, Class A	69,857	19,297,996
FleetCor Technologies, Inc. (A)	4,269	1,146,781
Mastercard, Inc., Class A	70,971	25,269,225
PayPal Holdings, Inc. (A)	58,189	14,130,617
Visa, Inc., Class A	100,395	21,256,633

		81,101,252

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A)	10,621	4,079,101
Thermo Fisher Scientific, Inc.	38,351	17,502,630
Waters Corp. (A)	3,437	976,692

		22,558,423

Machinery - 2.4%
Deere & Co.	41,660	15,586,672
Ingersoll Rand, Inc. (A)	20,060	987,153
Otis Worldwide Corp.	47,690	3,264,381
Parker-Hannifin Corp.	25,277	7,973,124
Snap-on, Inc.	12,883	2,972,623
Stanley Black & Decker, Inc.	49,886	9,960,738

		40,744,691

Media - 1.8%
Altice USA, Inc., Class A (A)	51,989	1,691,202
Charter Communications, Inc., Class A (A)	17,363	10,713,318
Comcast Corp., Class A	300,038	16,235,056
Fox Corp., Class A	11,650	420,682
Interpublic Group of Cos., Inc.	16,920	494,064

		29,554,322

Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (A)	61,670	2,030,793

Multi-Utilities - 1.2%
Ameren Corp.	63,552	5,170,591
CMS Energy Corp.	95,742	5,861,325
Public Service Enterprise Group, Inc.	65,419	3,938,878
Sempra Energy	44,693	5,925,398

		20,896,192

Multiline Retail - 0.6%
Dollar General Corp.	6,700	1,357,554
Dollar Tree, Inc. (A)	34,771	3,979,889
Target Corp.	24,552	4,863,014

		10,200,457

Oil, Gas & Consumable Fuels - 2.8%
Cabot Oil & Gas Corp.	23,648	444,109
Cheniere Energy, Inc. (A)	30,186	2,173,694
Chevron Corp.	104,194	10,918,489
ConocoPhillips	94,336	4,996,978
Diamondback Energy, Inc.	42,677	3,136,333
EOG Resources, Inc.	72,438	5,253,928
Kinder Morgan, Inc.	108,695	1,809,772
Phillips 66	54,032	4,405,769

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	51,340	$ 8,153,819
Williams Cos., Inc.	269,365	6,381,257

		47,674,148

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	19,606	5,702,405

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	240,878	15,206,628
Eli Lilly & Co.	71,520	13,361,367
Johnson & Johnson	79,478	13,062,209
Merck & Co., Inc.	150,836	11,627,947
Pfizer, Inc.	61,673	2,234,413

		55,492,564

Professional Services - 0.6%
Booz Allen Hamilton Holding Corp.	27,503	2,214,817
Leidos Holdings, Inc.	57,917	5,576,249
Verisk Analytics, Inc.	8,102	1,431,542

		9,222,608

Road & Rail - 1.4%
Lyft, Inc., Class A (A)	41,703	2,634,795
Norfolk Southern Corp.	51,827	13,916,586
Union Pacific Corp.	33,368	7,354,641

		23,906,022

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (A)	117,556	9,228,146
Analog Devices, Inc.	75,993	11,784,994
Applied Materials, Inc.	117,013	15,632,937
Intel Corp.	103,389	6,616,896
Lam Research Corp.	22,807	13,575,639
Microchip Technology, Inc.	29,681	4,607,085
Micron Technology, Inc. (A)	22,175	1,956,057
NVIDIA Corp.	30,838	16,465,333
NXP Semiconductors NV	44,991	9,058,488
QUALCOMM, Inc.	17,780	2,357,450
Texas Instruments, Inc.	93,375	17,646,941

		108,929,966

Software - 8.2%
Fortinet, Inc. (A)	7,071	1,304,034
Intuit, Inc.	31,718	12,149,897
Microsoft Corp.	442,863	104,413,809
Oracle Corp.	91,300	6,406,521
salesforce.com, Inc. (A)	45,173	9,570,804
Workday, Inc., Class A (A)	15,133	3,759,491

		137,604,556

Specialty Retail - 3.5%
AutoZone, Inc. (A)	5,786	8,125,280
Best Buy Co., Inc.	62,742	7,203,409
Home Depot, Inc.	53,387	16,296,382
Lowe’s Cos., Inc.	92,862	17,660,495
O’Reilly Automotive, Inc. (A)	6,090	3,089,152
TJX Cos., Inc.	106,066	7,016,266

		59,390,984

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	809,375	98,865,156
Seagate Technology PLC	97,365	7,472,764

		106,337,920

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc. (A)	37,148	$ 3,303,572
NIKE, Inc., Class B	86,045	11,434,520

		14,738,092

Tobacco - 1.3%
Altria Group, Inc.	200,207	10,242,590
Philip Morris International, Inc.	130,688	11,597,253

		21,839,843

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (A)	106,685	13,366,564

Total Common Stocks (Cost $1,126,262,226)		1,665,638,237

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2021, to be repurchased at $18,553,803 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $18,924,911.	$ 18,553,803	18,553,803

Total Repurchase Agreement (Cost $18,553,803)		18,553,803

Total Investments (Cost $1,144,816,029)		1,684,192,040
Net Other Assets (Liabilities) - 0.2%		3,290,509

Net Assets - 100.0%		$ 1,687,482,549

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	100	06/18/2021	$19,660,408	$19,837,000	$176,592	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,665,638,237	$—	$—	$1,665,638,237
Repurchase Agreement	—	18,553,803	—	18,553,803

Total Investments	$1,665,638,237	$18,553,803	$—	$1,684,192,040

Other Financial Instruments
Futures Contracts (D)	$176,592	$—	$—	$176,592

Total Other Financial Instruments	$176,592	$—	$—	$176,592

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2021.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5